	OTG Latin America Fund
Schedule of Investments			december 31, 2022 (unaudited)
			Shares			Fair Value
3.03%	CORPORATE BONDS
0.62%	COLUMBIA
	Banco GNB Sudameris SA, VAR%,				.$.	88,495
	4/3/2027 . . . . . . . . . . . . . .	. . . . . . . .		100,000. . . .
0.10%	MEXICO
	Unifin Financiera SA, 7..25%, 9/27/2023		. . . .	200,000		7,750
	Unifin Financiera SA, 7..375%, 2/12/2026 . . .			200,000		6,900
						14,650
2.31%	PERU
	Peru Lng S..R..L.., 5..375%, 3/22/2030 . . .		. . . .	300,000		251,023
	Volcan Cia Minea SAA, 4..375%, 2/11/2026 . .			95,000		82,052
						333,075
3.03%	TOTAL CORPORATE BONDS . . . . . . . . . . . . .					436,220
85.58%	COMMON STOCKS
43.98%	BRAZIL
	Ambev S..A.. ADR . . . . . . . . . .	. . . . . . .	. . . . . .93,000.			252,960
	Atacadao SA . . . . . . . . . . . . .	. . . . .	. . . . . 108,140. . . .			302,724
	Banco Bradesco S..A.. ADR .	. . . . . . .	. . . . .200,579. .			577,668
	Banco BTG Pactual SA-Unit	. . . . . . . .	. . . . .54,400.			246,666
	Banco Santander (Brasil) S..A.. . . . . . . .		. . . . .39,000.			208,231
	Companhia Brasileira de Distribuicao ADR			80,900		250,790
	EDP - Energias do Brasil SA(A) . . . . . .		. . . .	52,600. .		207,122
	Gerdau S..A.. ADR . . . . . . . .	. . . . . . . . . . .		. 60,750. . .		336,555
	Hapvida Participacoes e
	Investimentos S..A..(A) . . . . . . . . . .		. . . . . . . .150,000			144,325
	Itau Unibanco Holdings S..A.. ADR . . . .		. . . . .	96,100		452,631
	JBS SA . . . . . . . . . . . . . . . . .	. . . . .	. . . . .	51,000. . .	. .	212,413
	JBS SA-Sponsored ADR . . .	. . . . . . .	. . . . . . .	14,500		123,250
	MRV Engenharia . . . . . . . . . .	. . . . . . .	. . . . .199,500. .			287,173
	NU Holdings LTD(A) . . . . . . . .	. . . . . . . .	. . . . . .	49,700		202,279
	Pagseguro Digital Ltd..(A) . . . . . . . .		. . . . . .	.13,500. .		117,990
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QUARTERLY REPORT

	OTG Latin America Fund
Schedule of Investments - continued			December 31, 2022 (unaudited)
				Shares	Fair Value
	Petroleo Brasileiro S..A.. ADR	. . . .	. . . . .	. .59,550. .	$634,208
	Sendas Distribuidora S/A .. .. .. .. .. .. .. ..		.. .. .. .. .. .. .. ..	12,444	227,850
	Suzaano Papel E Celul . . . .	. . . . .	. . . . . . . . .	56,900	525,756
	Vale S..A.. ADR . . . . . . . . . . . .	. . . .	. . . . . . . 60,300. . .		1,023,291
					6,333,882
12.02%	CHILE
	Banco De Credito Inversion	. . . . . .	. . . . . . . .7,703		221,474
	Cencosud SA . . . . . . . . . . .	. . .	. . . . . . . 105,000. . . . .		172,679
	Colbun SA . . . . . . . . . . . . . .	. . .	. . . . . . 3,035,509. . . . . .		312,408
	Enel Chile SA . . . . . . . . . . . . .		. . . . . 2,500,000. . . . .		. 114,913. .
	Itau Corpbanca . . . . . . . . . . .	. . .	. . . . . 107,668,957. . . . . .		237,360
	SMU SA . . . . . . . . . . . . . . .	. . .	. . . . . 2,904,500. . . . . . .397,744.
	Sociedad Mariz Saam SA . .	. . . . . .	. . . . . .877,601. .		99,094
	Sociedad Quimica y Minera de Chile SA . . .			2,200	175,648
					1,731,320
4.38%	COLOMBIA
	Bancolumbia S..A.. Spons ADR . . . .		. . . . . . . . 9,000		256,860
	Cementos Argos S..A.. . . . . . . . . .		. . . . .	. 202,462. . . .	150,343
	Grupo Aval Acciones y Valores S..A.. . . . . . . .			1,899,000	223,274
					630,477
12.64%	MEXICO
	Alpek SA de CV . . . . . . . . . .	. . . . . . . . . . 143,200. . . .			209,437
	America Movil SAB de CV .	. . . . .	. . . . . . . 8,500. .		154,700
	American Movil SAB de C-Ser L . . . . . . . .			. . 241,000	217,669
	Cemex SAB-Spons ADR(A) .	. . . .	. . . . . . .58,000. . .		234,900
	Fomento Economico Mexicano S..A..B.. de
	C..V.. ADR . . . . . . . . . . . .	. . . . . . . . . .		37,952. . . .	. . 296,718
	Fomento Economico MEX-SP ADR		. . . . . . . .	2,750	214,830
	Genetera S..A..B de C..V . . . .	. . . . . . . . . . . .	. .	5,000	5,640
	Grupo Financiero Banorte-O	. . . . .	. . . . . . .37,800.		272,038
	Sitios LatinoAmerica SAB de C..V..(A)		. . . . . . . .	8,500	4,013
	Wal-Mart DE Mexico S..A..B.. de C..V.. . . . . . . . .			59,600	210,671
					1,820,616
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QUARTERLY REPORT

	OTG Latin America Fund
Schedule of Investments - continued		December 31, 2022 (unaudited)
			Shares	Fair Value
8.31%	PERU
	Alicorp S..A..A.. . . . . . . . . . . . . . . . .		. . . . 142,155. . .	. $. .	252,728
	Banco BBVA Peru SA . . . . . . . . . .		. . . . . . .345,988. .		154,005
	Cementos Pascasmayo S..A..A.. . . . . . . .		. . . . 150,000.		156,055
	Ferreyros SA . . . . . . . . . . . . . . . . .	. . . . 268,133. . . . . .			157,487
	Inretail Peru Corp.. . . . . . . . . . . . .		. . . . . .7,229.	. . .	238,629
	Intercorp Financial Services . . . . . . . .		. . . . .10,099.		237,326
					1,196,230
0.56%	SPAIN
	Banco Santander S..A.. ADR . . . . . . .		. . . . . 1,272. .		3,752
	Codere Online Luxembourg, S..A..(A) . . . .	. . . .	30,000		77,400
					81,152
3.69%	UNITED STATES
	Globant S..A..(A) . . . . . . . . . . . . . . . . . .		. . . . . . 720. .		121,075
	Mercadolibre Inc..(A) . . . . . . . . . . . . . . . . . . .		. . . 180		152,323
	Microsoft Corp.. . . . . . . . . . . . . . . . . .		. . . . . . 495. .		118,711
	Qualcomm Inc.. . . . . . . . . . . . . . . .		. . . . . . 1,275. .	. .	140,174
					532,283
85.58%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .			12,325,960
9.56%	MONEY MARKET FUNDS
	Morgan Stanley Institutional Liquidity Fund . .
	Institutional Class 4..11%** . . . . . . . . . .		. . . .1,376,640. . .		1,376,640
98.17%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .			14,138,820
1.83%	Other assets, net of liabilities . . . . . . . . . . . . . . . . . . . .			. . .263,391. . . . .
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . .			$ 14,402,211

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2022

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts..

3

QUARTERLY REPORT

OTG Latin America Fund

Schedule of Investments - continued	December 31, 2022 (unaudited)

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

		Level 1	Level 2	Level 3
			Other
			Significant	Significant
		Quoted	Observable	Unobservable
		Prices	Inputs	Inputs	Total
.. .. .. ..Corporate Bonds .. .. ..	.. .. .. .. .. $	—	$ 436,220	$—	$436,220
Common Stocks . . . . . . .	. . . 12,325,960. . .		—	—	12,325,960
Money Market Funds . . . .	. . . . 1,376,640.		—	—	1,376,640
Total Investments . . .
	. . .$13,702,600. . .		$ 436,220	$—	$14,138,820

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2022..

At December 31, 2022, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.. Cost of securities for Federal income tax purpose is $15,442,019 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation .	. . $	937,865
Gross unrealized depreciation .	. .	(2,241,064)
Net unrealized appreciation . . .
	. .$. (1,303,199)

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QUARTERLY REPORT